Acquisition of Business (Details) (Afton Chemical Corporation [Member], Polartech [Member], USD $) In Millions, unless otherwise specified	Mar. 05, 2010
Afton Chemical Corporation [Member] | Polartech [Member]
Business Acquisition [Line Items]
Percentage of business acquired	100.00%
Business acquisition, total purchase price	$ 43.1
Business acquisition, identifiable intangibles	6
Business acquisition, property, plant, and equipment	28.4
Business acquisition, goodwill	$ 4.2